UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         05/15/01
       -------------------------    ---------------------------     -------






Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        75
                                               -------------

Form 13F Information Table Value Total:        $2,374,235
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

















                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ADVANCEPCS                      COM           00790K109 33,650    620,100  SH       SOLE                620,100
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108 77,644  1,652,000  SH       SOLE              1,652,000
------------------------------------------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD              COM           012873105  5,898    133,100  SH       SOLE                133,100
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108 44,138  2,012,000  SH       SOLE              2,012,000
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COM           018490102 17,277    233,000  SH       SOLE                233,000
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                     COM           020039103 68,460  1,305,000  SH       SOLE              1,305,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106  4,604    450,000  SH       SOLE                450,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106 10,947  1,070,000  SH  PUT  SOLE              1,070,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM           025816109 34,486    835,000  SH       SOLE                835,000
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP              COM           032511107 47,085    750,000  SH       SOLE                750,000
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                    COM CE GEN    038020202  4,874    158,000  SH       SOLE                158,000
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                    COM AP BIO    038020103 20,965    755,500  SH       SOLE                755,500
------------------------------------------------------------------------------------------------------------------------------------
APW LTD                         COM          G04397108  12,301  1,433,700  SH       SOLE              1,433,700
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC       COM          040175101  12,565  1,725,600  SH       SOLE              1,725,600
------------------------------------------------------------------------------------------------------------------------------------
ARIBA INC                       COM          04033V104   1,186    150,000  SH       SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP      COM          04523Q102  21,543  4,872,000  SH       SOLE              4,872,000
------------------------------------------------------------------------------------------------------------------------------------
AXYS PHARMACEUTICALS INC        COM          054635107     899    319,800  SH       SOLE                319,800
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM          075896100   5,706    232,300  SH       SOLE                232,300
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC            COM NEW      09059T206   8,483    775,661  SH       SOLE                775,661
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM          103354106  36,868  3,880,800  SH       SOLE              3,880,800
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO         COM          110122108   8,910    150,000  SH       SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM          115236101     872     25,600  SH       SOLE                 25,600
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM          141665109  16,879    335,900  SH       SOLE                335,900
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   COM          143658102  55,393  2,001,900  SH       SOLE              2,001,900
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM          148867104  65,889  2,023,000  SH       SOLE              2,023,000
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM          125129106  50,716  1,636,000  SH       SOLE              1,636,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS    COM          184502102  52,577    965,600  SH       SOLE                965,600
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM          228227104  66,119  4,463,700  SH       SOLE              4,463,700
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                    COM          23126R101   7,402    315,800  SH       SOLE                315,800
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM          232560102   3,602    482,140  SH       SOLE                482,140
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                 COM          258609304  45,760  3,957,607  SH       SOLE              3,957,607
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                COM          264399106  55,592  1,300,700  SH       SOLE              1,300,700
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                       COM          278668108   6,209  1,342,450  SH       SOLE              1,342,450
------------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM          294273107   1,453   378,165   SH       SOLE                378,165
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM          302130109  45,641   904,900   SH       SOLE                904,900
------------------------------------------------------------------------------------------------------------------------------------
GARTNER INC                     CL B         366651206   3,009   477,657   SH       SOLE                477,657
------------------------------------------------------------------------------------------------------------------------------------
GEMINI GENOMICS PLC           SPONSORED ADR  36865M109   1,488   330,600   SH       SOLE                330,600
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW      368710406  56,166 1,112,200   SH       SOLE              1,112,200
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR  37244T104   1,576   388,000   SH       SOLE                388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM          375558103  36,940 1,136,600   SH       SOLE              1,136,600
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                 COM          45245W109  28,199   849,700   SH       SOLE                849,700
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                COM          452907108   8,355   868,100   SH       SOLE                868,100
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM          45765U103  56,393 2,669,500   SH       SOLE              2,669,500
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM          461202103  42,471 1,530,500   SH       SOLE              1,530,500
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM          41014S106 182,899 4,756,800   SH       SOLE              4,756,800
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM          49455P101  81,178 1,525,900   SH       SOLE              1,525,900
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC          COM          521863100  48,164 1,716,300   SH       SOLE              1,716,300
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  COM          524901105   5,039   119,700   SH       SOLE                119,700
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                CL A         529771107  89,119 1,957,800   SH       SOLE              1,957,800
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM          532457108  53,394   696,500   SH       SOLE                696,500
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP IND           COM          534187109  21,524   506,800   SH       SOLE                506,800
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP          COM          535678106 102,341 2,492,317   SH       SOLE              2,492,317
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO                    CL A         579489105  26,636   659,300   SH        SOLE               659,300
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                    COM PAR $ 0.02 640520300   4,196 1,002,100   SH        SOLE             1,002,100
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM          681904108  24,998 1,165,400   SH        SOLE             1,165,400
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM          671040103  14,344   362,000   SH        SOLE               362,000
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM          704326107  31,481   849,400   SH        SOLE               849,400
------------------------------------------------------------------------------------------------------------------------------------
PRICE T ROWE GROUP INC          COM          74144T108  36,924 1,179,200   SH        SOLE             1,179,200
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM          742674104  20,167   919,300   SH        SOLE               919,300
------------------------------------------------------------------------------------------------------------------------------------
PURCHASEPRO COM                 COM          746144104   7,549 1,041,200   SH        SOLE             1,041,200
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSN INC         CL A NON VTG 755267101   2,429    88,400   SH        SOLE                88,400
------------------------------------------------------------------------------------------------------------------------------------
RIBOZYME PHARMACEUTICALS INC    COM           762567105    301    48,700   SH        SOLE                48,700
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP                   COM           767754104  2,362   353,000   SH        SOLE               353,000
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC            COM           770323103 33,838 1,514,000   SH        SOLE             1,514,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP            COM           806605101 32,475   889,000   SH        SOLE               889,000
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC           COM           84760T100 27,700 6,423,200   SH        SOLE             6,423,200
------------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC               COM           860831106 85,647 3,193,400   SH        SOLE             3,193,400
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP          COM           87612M108  1,214   285,714   SH        SOLE               285,714
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                         COM           879101103 42,122 2,340,100   SH        SOLE             2,340,100
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC        COM           879433100 49,125   525,400   SH        SOLE               525,400
------------------------------------------------------------------------------------------------------------------------------------
TRIZEC HAHN CORP                SUB VTG       896938107 28,276 1,878,800   SH        SOLE             1,878,800
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT    929042109 31,147   869,300   SH        SOLE               869,300
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107 56,239   171,200   SH        SOLE               171,200
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                        ORD           G9825R107 15,756 2,187,400   SH        SOLE             2,187,400
------------------------------------------------------------------------------------------------------------------------------------
ZALE CORP NEW                   COM           988858106 28,461   981,400   SH        SOLE               981,400
------------------------------------------------------------------------------------------------------------------------------------


559353.10